S000073535 [Member] Investment Objectives and Goals - Nuveen Growth Opportunities ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Growth Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term capital appreciation.